SCHEDULE OF AMOUNT DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Due from related parties		$ 3,195	$ 3,353
Soon Aik Global Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[1]	2,897	2,947
Fleetzone Autoparts (M) Sdn. Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[1]		211
EU Group Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[2]	502	194
Kiwami Corporation [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[3]	$ 1	$ 1

[1]	Soon Aik as the controlling shareholder of the Company and Fleetzone Autoparts (M) Sdn Bhd is the 100.0% subsidiary of Soon Aik.
[2]	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte. Ltd., which in turn is the parent entity of EU Group Pte. Ltd. and Jurong Barrels & Drums Industries Pte. Ltd..
[3]	CE Neo is the sole owner of Soon Aik Holdings Pte. Ltd. (“SA Holdings”) and N-United Pte. Ltd. (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd, and Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia and Kiwami Corporation in Japan.